UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of March 31, 2007
Check here if Amendment []; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         May 15, 2007
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      43
Form 13F Information Table Value   $769,986
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         03/31/2007


                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Apple Computer, Inc.          COM      037833100  23,084  248,458 SH         SOLE       NA     64,649   0  183,809
Bank of America Corp.         COM      060505104  14,854  291,147 SH         SOLE       NA     49,150   0  241,997
The Boeing Company            COM      097023105  18,655  209,820 SH         SOLE       NA     37,579   0  172,241
Burlington Northern Santa Fe  COM      12189T104  19,838  246,653 SH         SOLE       NA     41,454   0  205,199
Campbell Soup Co              COM      134429109  14,495  372,139 SH         SOLE       NA     57,969   0  314,170
Chevron Corporation           COM      166764100  12,131  164,019 SH         SOLE       NA     27,347   0  136,672
Cia Vale Do Rio Doce-ADR      COM      204412209   2,141   57,890 SH         SOLE       NA      6,724   0   51,166
CIGNA Corporation             COM      125509109  21,954  153,893 SH         SOLE       NA     25,657   0  128,235
Cisco System Inc              COM      17275R102  20,738  812,298 SH         SOLE       NA    135,507   0  676,791
Coach, Inc                    COM      189754104  22,869  456,921 SH         SOLE       NA     76,444   0  380,477
Costco Wholesale Corp         COM      22160K105  15,171  281,788 SH         SOLE       NA     47,218   0  234,570
Dean Foods Co                 COM      242370104  18,607  398,091 SH         SOLE       NA     68,194   0  329,896
Dominion Resources Inc	      COM      25746U109     130    1,465 SH         SOLE       NA          0   0    1,465
Electronic Arts, Inc          COM      285512109  15,062  309.809 sh         SOLE       NA     51,752   0  258,057
EOG Resources, Inc.           COM      26875P101  17,598  246,682 SH         SOLE       NA     42,611   0  204,071
Express Scripts, Inc.         COM      302182100  22,088  273,636 SH         SOLE       NA     45,849   0  227,787
Freeport-McMoran Copper & Gld COM      35671D857  20,313  306,891 SH         SOLE       NA     49,610   0  257,281
Genentech, Inc.               COM      368710406  19,255  234,471 SH         SOLE       NA     39,150   0  195,322
General Dynamics Corporation  COM      369550108  22,381  266,772 SH         SOLE       NA     44,591   0  222,181
Gilead Sciences, Inc          COM      375558103  18,836  245,736 SH         SOLE       NA     40,898   0  204,838
Google Inc.                   COM      38259P508  15,522   33,879 SH         SOLE       NA      5,663   0   28,216
Hess Corporation              COM      42809H107  18,279  329,536 SH         SOLE       NA     54,595   0  274,941
Hewlett-Packard Co.           COM      428236103  18,454  459,738 SH         SOLE       NA     77,197   0  382,541
Johnson & Johnson             COM      478160104  18,380  305,013 SH         SOLE       NA     51,838   0  253,175
Johnson Controls, Inc.	      COM      478366107  22,096  233,523 SH	     SOLE	NA     38,739	0  194,784
KLA-Tencor Corporation	      COM      482480100  22,020  412,975 SH	     SOLE	NA     69,041	0  343,935
Lockheed Martin Corporation   COM      539830109  20,903  215,446 SH	     SOLE	NA     36,073	0  179,373
Marriott International, Inc.  COM      571903202  22,817  466,037 SH	     SOLE	NA     78,158   0  387,879
McDonald's Corporation        COM      580135101  19,024  422,294 SH         SOLE       NA     67,106   0  355,188
Medco Health Solutions, Inc   COM      58405U102  23,007  317,211 SH         SOLE       NA     53,069   0  264,142
Merrill Lynch & Co., Inc.     COM      590188108  19,864  243,223 SH	     SOLE	NA     40,628	0  202,595
Morgan Stanley                COM      617446448  19,336  245,503 SH         SOLE       NA     40,972   0  204,531
Nordstrom, Inc.               COM      655664100  21,394  404,126 SH         SOLE       NA     67,376   0  336,751
Nvidia Corporation            COM      67066G104  12,302  427,442 SH         SOLE       NA     71,617   0  355,825
Praxair Inc                   COM      74005P104  19,313  306,757 SH         SOLE       NA     51,204   0  255,553
Precision Castparts Corp      COM      740189105  22,357  214,869 SH         SOLE       NA     35,980   0  178,889
Procter & Gamble              COM      742718109     142    2,245 SH         SOLE       NA          0   0    2,245
QUALCOMM Inc.	              COM      747525103  20,244  474,533 SH	     SOLE	NA     78,726	0  395,807
The Goldman Sachs Group, Inc. COM      38141G104  19,384   93,808 SH	     SOLE	NA     15,590	0   78,218
The Hartford Financial Serv   COM      416515104  21,332  223,184 SH         SOLE       NA     37,160   0  186,024
Union Pacific Corporatio      COM      907818108  12,017  118,337 SH         SOLE       NA     19,829   0   98,508
Valero Energy Corp.	      COM      91913Y100  20,269  314,301 SH	     SOLE	NA     52,377	0  261,924
WellPoint                     COM      94973V107  22,788  280,982 SH         SOLE       NA     47,085   0  233,896